Property, Plant And Equipment (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Property, Plant And Equipment [Abstract]
Real estate collateralized securities for long-term debt, carrying value	€ 6,088
Impairment	€ 8,038	€ 4,628